UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22744

American Funds Corporate Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: May 31

Date of reporting period: November 30, 2016

Steven I. Koszalka

American Funds Corporate Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Corporate Bond FundSM Semi-annual report for the six months ended November 30, 2016

American Funds Corporate Bond Fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2016 (the most recent calendar quarter-end).

	Cumulative total return	Average annual total return
		Lifetime
Class A shares	1 year	(since 12/14/12)

Reflecting 3.75% maximum sales charge	2.98%	2.57%

The fund’s estimated gross expense ratio for Class A shares was 1.17% as of the prospectus dated January 1, 2017. The estimated net expense ratio was 0.95%.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least January 1, 2018. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursement. Investment results and the net expense ratio shown reflect the reimbursement, without which the results would have been lower and the expenses would have been higher. Refer to the fund’s most recent prospectus for details. Visit americanfunds.com for more information.

Although the fund has a plan of distribution, fees for distribution services are not paid by the fund on amounts invested in the fund by the fund’s investment adviser. Expenses shown assume fees for distribution services were charged on these assets. However, because fees for distribution services were not charged on these assets, actual fund expenses were lower and total return was higher. See the “Plan of distribution” section of the prospectus for information on the distribution service fees permitted to be charged by the fund.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

We are pleased to present you with the semi-annual report for American Funds Corporate Bond Fund.

For the six-month period ended November 30, 2016, the fund declined 0.15%, with all dividends reinvested. By way of comparison, the Bloomberg Barclays U.S. Corporate Investment Grade Index rose 0.09%, while the fund’s peer group, as measured by the Lipper Corporate Debt Funds BBB-Rated Average, advanced 0.12%.

During this time the fund generated dividends totaling about 11 cents a share, providing investors who reinvested dividends with an income return of 1.12%.

At the end of the period, the fund’s corporate holdings — representing nearly 90% of the portfolio — were spread among a variety of sectors. Health care sector bonds made up nearly 15% of the portfolio, followed by utilities and financials, both at nearly 12%. About 4% of the portfolio was invested in government securities, primarily U.S. Treasury notes. A summary of fund holdings can be found beginning on page 4.

Roughly 70% of the fund consisted of U.S. securities, with the rest chiefly invested in bonds from the United Kingdom and Germany.

Results at a glance

For periods ended November 30, 2016, with all distributions reinvested

	Cumulative total returns		Average annual total returns
			Lifetime
	6 months	1 year	(since 12/14/12)

American Funds Corporate Bond Fund (Class A shares)	–0.15%	5.41%	3.44%
Bloomberg Barclays U.S. Corporate Investment Grade Index*	0.09	4.58	2.64
Lipper Corporate Debt Funds BBB-Rated Average†	0.12	4.23	2.29
Lipper Corporate Debt Funds A-Rated Average†	–0.38	3.36	2.03

*	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

Since the fund’s inception through July 29, 2016, certain fees, such as 12b-1 fees, were not charged on Class A shares. If these expenses had been deducted, results would have been lower.

American Funds Corporate Bond Fund	1

Corporate bonds navigate a volatile environment

From practically start to finish of the period, geopolitical and macroeconomic issues rattled markets around the world. Investors have been confronted with the British vote to leave the European Union, the relatively surprising election of Donald J. Trump as president of the United States and uncertainty about global economic growth. Nevertheless, the global economy is expected to remain on a path to growth — albeit slow growth.

In this environment, corporate bonds advanced early in the period as low yielding government bonds pushed many investors to seek out higher yielding securities. Indeed, earlier in the period, the Federal Reserve’s decision to hold its key short-term rate steady helped increase investors’ appetite for corporate bonds.

But corporate bonds, and other types of fixed-income investments, declined late in the period. The Bloomberg Barclays U.S. Corporate Investment Grade Index declined about 2.7% in November, a relatively large one-month retreat. The decline was partly due to concerns among investors that Congress and President-elect Trump may cut personal and corporate taxes, reduce regulations, and generate other fiscal stimulus, potentially pushing up growth and inflationary pressures. This possibility pushed interest rates higher during the period.

Inside the fund

Issuance of U.S. investment-grade corporate bonds remained robust during the period, as companies continued to take advantage of low-cost financing. Total issuance topped $1.2 trillion for 2016 through November 30. Among the largest deals during the period, Microsoft raised $19.75 billion to fund part of its $26 billion purchase of LinkedIn. Microsoft is among the fund’s top holdings by issuer, and contributed to the fund during the period. In another, Cisco, among the fund’s top holdings in the information technology sector, issued $6.25 billion of new debt. The fund increased its holdings in the information technology sector during the period, investing in issuers such as Apple, Microsoft and Oracle. Going forward, we expect technology companies to be significant participants in the debt market, in some cases growing through acquisition of other companies.

Our position in the health care sector is partly the result of finding companies that we believe have the ability to generate cash and the intention to reduce debt levels. We believe that bonds from select issuers in the sector have the potential to rise in value over time as companies establish a record of paying down debt. One notable issuance in the health care sector came from U.S. medical device maker Abbott Laboratories, which issued $15.1 billion in bonds, one of the year’s largest offerings. The company intends to use the proceeds to fund its $25 billion acquisition of St. Jude Medical Inc.

The fund also benefited from debt issued by companies in the energy sector. On an absolute basis, our investments in Enbridge Energy Partners, Williams Partners LP and Kinder Morgan, all in the energy sector, contributed to the fund. The fund’s investments among issuers in the oil, gas and consumable fuels industry helped the fund outpace the index in that area.

2	American Funds Corporate Bond Fund

The fund’s allocation in some sectors lagged the index, which weighed on returns. The fund’s position in U.S. Treasuries, which aren’t included in the index, also hindered returns — especially when Treasuries lost value during November’s downturn. Conversely, the fund benefited from an underweight position in banks, which helped offset the negative contributions of the Treasuries allocation. The fund’s short interest duration, or its relatively low sensitivity to interest rates compared with the benchmark, helped as interest rates rose significantly during this six-month period.

Looking ahead

We remain mindful that we are in a volatile and sometimes unsettling period. While the macroeconomic and geopolitical issues are likely to make the investment environment challenging, we continue to find opportunities to invest in corporate bonds we believe have the potential to reward investors over the long run. American Funds Corporate Bond Fund seeks to achieve its investment objective by investing primarily in investment-grade corporate debt securities (rated BBB/Baa and above). During the period, exposure to corporate bonds proved to be a judicious strategy to generate income and pursue total return while also aiming for capital preservation.

Indeed, in an environment of low to negative yields, investment-grade corporate bonds can provide meaningful yield with relatively modest risk. Such bonds can also provide relative stability, as well as diversification from equities. Recently, corporate bonds have benefited from a high volume of issuance and now constitute a broad investment universe, allowing managers to build broadly diversified, robust portfolios.

The fund’s focus on investment-grade corporate bonds provides investors with dedicated exposure to the asset class. By pursuing total return and U.S.-dollar denominated investment-grade credit, an actively managed fund can serve as a durable portfolio building block.

Corporate bond investing in today’s market requires deep credit research. Our managers rely on rigorous research that seeks to determine which industry, company or security mix in an expected economic environment will provide the outcome that helps investors pursue their financial objectives.

We thank you for making American Funds Corporate Bond Fund part of your portfolio and look forward to reporting to you again in six months.

David S. Lee
President

January 18, 2017

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of December 31, 2016, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.48% (2.48% without the reimbursement).

American Funds Corporate Bond Fund	3

Summary investment portfolio November 30, 2016	unaudited

Industry sector diversification	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	2.74%
AAA/Aaa	4.11
AA/Aa	14.64
A/A	36.39
BBB/Baa	36.75
Below investment grade	.29
Short-term securities & other assets less liabilities	5.08
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 94.92%	Principal amount (000)	Value (000)
Corporate bonds & notes 89.68%
Health care 14.99%
Abbott Laboratories 2.90% 2021	$1,235	$1,229
Abbott Laboratories 3.75% 2026	960	947
Abbott Laboratories 3.40%–4.90% 2023–2046	405	403
AbbVie Inc. 3.20% 2026	775	738
AbbVie Inc. 4.45% 2046	710	666
AbbVie Inc. 2.30%–2.85% 2020–2023	515	506
Allergan PLC 3.80% 2025	1,005	1,011
Allergan PLC 2.35%–4.75% 2018–2045	660	660
Johnson & Johnson 1.125% 2019	750	744
Shire PLC 2.40% 2021	1,150	1,113
Shire PLC 2.88%–3.20% 2023–2026	910	862
Teva Pharmaceutical Finance Company BV 2.20% 2021	625	601

4	American Funds Corporate Bond Fund

	Principal amount	Value
	(000)	(000)
Teva Pharmaceutical Finance Company BV 2.80%–4.10% 2023–2046	$890	$811
Other securities		5,854
		16,145

Utilities 11.98%
CMS Energy Corp. 3.00% 2026	700	670
CMS Energy Corp. 2.95%–5.05% 2022–2027	733	747
Comision Federal de Electricidad 4.75% 2027[1]	700	653
Commonwealth Edison Company 2.55% 2026	75	71
Duke Energy Corp. 2.65% 2026	2,335	2,168
Duke Energy Corp. 3.75% 2046	200	178
Exelon Corp. 3.95% 2025	1,000	1,026
Exelon Corp. 4.45% 2046	350	340
Other securities		7,058
		12,911

Financials 11.95%
Bank of America Corp. 2.625% 2020	375	375
Bank of America Corp. 3.248% 2027	1,102	1,055
Citigroup Inc. 3.20% 2026	1,367	1,307
Goldman Sachs Group, Inc. 2.241% 2021[2]	625	628
Goldman Sachs Group, Inc. 3.75% 2025	188	190
Goldman Sachs Group, Inc. 3.50% 2026	640	627
HSBC Holdings PLC 2.65% 2022	900	876
MetLife Global Funding I 1.95% 2021[1]	600	585
Morgan Stanley 2.625% 2021	1,125	1,113
Wells Fargo & Co. 3.00% 2026	825	788
Other securities		5,333
		12,877

Consumer discretionary 11.44%
Bayerische Motoren Werke AG 1.85% 2021[1]	800	774
Bayerische Motoren Werke AG 2.00% 2021[1]	500	490
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[1]	750	783
Daimler Finance NA LLC 2.70% 2020[1]	250	252
DaimlerChrysler North America Holding Corp. 1.50%–2.25% 2019–2021[1]	1,155	1,133
Ford Motor Credit Co. 3.20% 2021	850	849
General Motors Co. 6.60%–6.75% 2036–2046	150	172
General Motors Financial Co. 4.00% 2026	625	596
General Motors Financial Co. 3.70%–4.30% 2023–2025	450	443
Newell Rubbermaid Inc. 5.50% 2046	525	592
Newell Rubbermaid Inc. 2.60%–4.20% 2019–2026	640	659
Walt Disney Co. 0.875% 2019	650	638
Other securities		4,943
		12,324

Energy 10.81%
Chevron Corp. 2.10% 2021	800	791
Chevron Corp. 2.954% 2026	1,175	1,153
ConocoPhillips 4.95% 2026	655	713
Enbridge Energy Partners, LP 7.375% 2045	665	811
Exxon Mobil Corp. 2.222% 2021	625	623
Halliburton Co. 5.00% 2045	560	574
Petróleos Mexicanos 6.75% 2047[1]	690	607
Royal Dutch Shell PLC 1.75%–3.75% 2021–2046	515	482

American Funds Corporate Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Energy (continued)
Shell International Finance BV 1.88%–4.00% 2021–2046	$630	$599
Williams Partners LP 4.00% 2025	920	888
Williams Partners LP 3.60%–5.40% 2022–2045	331	317
Other securities		4,090
		11,648

Consumer staples 9.96%
Altria Group, Inc. 3.875% 2046	790	730
Anheuser-Busch InBev NV 3.65% 2026	1,350	1,359
Anheuser-Busch InBev NV 2.65%–4.90% 2021–2046	150	155
Colgate-Palmolive Co. 2.95% 2020	90	93
Colgate-Palmolive Co. 2.30% 2022	1,000	995
Procter & Gamble Co. 1.70% 2021	1,150	1,130
Procter & Gamble Co. 1.90%–2.45% 2019–2026	435	434
Unilever Capital Corp. 2.20% 2019	650	657
Other securities		5,179
		10,732

Real estate 5.44%
Kimco Realty Corp. 2.70% 2024	800	766
Other securities		5,094
		5,860

Industrials 5.18%
Honeywell International Inc. 1.85% 2021	965	940
United Technologies Corp. 1.95% 2021	625	613
Other securities		4,032
		5,585

Information technology 3.76%
Microsoft Corp. 3.70% 2046	800	742
Microsoft Corp. 1.55%–2.40% 2021–2026	550	528
Oracle Corp. 1.90% 2021	1,175	1,148
Oracle Corp. 2.65%–4.00% 2026–2046	575	547
Other securities		1,091
		4,056

Materials 2.18%
Vale Overseas Ltd. 5.875% 2021	985	1,035
Vale Overseas Ltd. 4.375% 2022	140	139
Other securities		1,170
		2,344

Telecommunication services 1.99%
Verizon Communications Inc. 1.23%–4.13% 2017–2046[2]	1,316	1,200
Other securities		944
		2,144

Total corporate bonds & notes		96,626
U.S. Treasury bonds & notes 2.74%
U.S. Treasury inflation-protected securities 1.68%
U.S. Treasury Inflation-Protected Security 0.625% 2026[3,4]	1,778	1,805

6	American Funds Corporate Bond Fund

	Principal amount	Value
	(000)	(000)
U.S. Treasury 1.06%
U.S. Treasury 2.25% 2046	$1,035	$873
U.S. Treasury 1.75%–2.00% 2021–2026	277	270
		1,143

Total U.S. Treasury bonds & notes		2,948

Bonds & notes of governments & government agencies outside the U.S. 1.25%
Saudi Arabia (Kingdom of) 3.25% 2026[1]	950	900
Other securities		444
		1,344

Other bonds & notes 1.25%
Other securities		1,343

Total bonds, notes & other debt instruments (cost: $104,253,000)		102,261

Short-term securities 4.50%
General Electric Co. 0.36% due 12/1/2016	1,650	1,650
Qualcomm Inc. 0.49% due 12/21/2016[1]	2,700	2,699
Other securities		500

Total short-term securities (cost: $4,849,000)		4,849
Total investment securities 99.42% (cost: $109,102,000)		107,110
Other assets less liabilities 0.58%		630

Net assets 100.00%		$107,740

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $6,625,000.

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 11/30/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Receive	LCH	3-month USD-LIBOR	1.3555%	6/3/2021	$3,000	$ (52)
Pay	LCH	3-month USD-LIBOR	2.7945	4/10/2024	1,500	(78)
Pay	LCH	3-month USD-LIBOR	2.396	1/19/2046	500	10
						$(120)

American Funds Corporate Bond Fund	7

Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average month-end notional amount of credit default swaps while held was $5,000,000.

Centrally cleared credit default swaps on credit indices — sell protection

						Upfront	Unrealized
						premiums	appreciation
		Receive	Expiration	Notional	Value	received	at 11/30/2016
Referenced index	Clearinghouse	fixed rate	date	(000)	(000)	(000)	(000)
CDX.NA.IG.26	ICE	1.00%	6/20/2021	$5,000	$75	$68	$7

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $22,601,000, which represented 20.98% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $205,000, which represented .19% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations

ICE = Intercontinental Exchange, Inc.

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

See Notes to Financial Statements

8	American Funds Corporate Bond Fund

Financial statements

Statement of assets and liabilities	unaudited
at November 30, 2016	(dollars in thousands)

Assets:
Investment securities, at value (cost: $109,102)			$107,110
Cash			81
Receivables for:
Sales of investments	$1,198
Sales of fund’s shares	1,426
Variation margin	19
Interest	722
Other	2		3,367
			110,558
Liabilities:
Payables for:
Purchases of investments	2,219
Repurchases of fund’s shares	424
Dividends on fund’s shares	83
Investment advisory services	40
Services provided by related parties	44
Trustees’ deferred compensation	—	*
Variation margin	8
Other	—	*	2,818
Net assets at November 30, 2016			$107,740

Net assets consist of:
Capital paid in on shares of beneficial interest			$109,400
Undistributed net investment income			26
Undistributed net realized gain			419
Net unrealized depreciation			(2,105)
Net assets at November 30, 2016			$107,740

*Amount less than one thousand.

See Notes to Financial Statements

American Funds Corporate Bond Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (10,659 total shares outstanding)

		Shares	Net asset
	Net assets	outstanding	value per share
Class A	$95,688	9,467	$10.11
Class B	10	1	10.11
Class C	3,630	359	10.11
Class F-1	884	88	10.11
Class F-2	3,510	347	10.11
Class 529-A	2,492	247	10.11
Class 529-B	11	1	10.11
Class 529-C	901	89	10.11
Class 529-E	212	21	10.11
Class 529-F-1	182	18	10.11
Class R-1	24	3	10.11
Class R-2	38	4	10.11
Class R-2E	24	2	10.11
Class R-3	32	3	10.11
Class R-4	24	2	10.11
Class R-5E	24	2	10.11
Class R-5	24	2	10.11
Class R-6	30	3	10.11

See Notes to Financial Statements

10	American Funds Corporate Bond Fund

Statement of operations	unaudited
for the six months ended November 30, 2016	(dollars in thousands)

Investment income:
Income:
Interest			$1,081

Fees and expenses*:
Investment advisory services	$173
Distribution services	89
Transfer agent services	12
Administrative services	5
Reports to shareholders	12
Registration statement and prospectus	2
Trustees’ compensation	—	†
Auditing and legal	7
Custodian	—	†
Other	2		302
Net investment income			779

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments	499
Interest rate swaps	(43)		456
Net unrealized (depreciation) appreciation on:
Investments	(3,368)
Interest rate swaps	81
Credit default swaps	7		(3,280)
Net realized gain and unrealized depreciation			(2,824)
Net decrease in net assets resulting from operations			$(2,045)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Corporate Bond Fund	11

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	November 30, 2016*	May 31, 2016
Operations:
Net investment income	$779	$1,493
Net realized gain	456	118
Net unrealized (depreciation) appreciation	(3,280)	1,143
Net (decrease) increase in net assets resulting from operations	(2,045)	2,754

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(778)	(1,455)
Distributions from net realized gain on investments	(171)	(975)
Total dividends and distributions paid or accrued to shareholders	(949)	(2,430)

Net capital share transactions	59,150	250

Total increase in net assets	56,156	574

Net assets:
Beginning of period	51,584	51,010
End of period (including undistributed net investment income: $26 and $25, respectively)	$107,740	$51,584

*	Unaudited.

See Notes to Financial Statements

12	American Funds Corporate Bond Fund

Notes to financial statements	unaudited

1. Organization

American Funds Corporate Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class B and 529-B shares of the fund are not available for purchase.

On July 29, 2016, the fund made classes C, F-1, F-2, 529-A, 529-C, 529-E, 529-F-1, R-1, R-2, R-2E, R-3, R-4, R-5E, R-5, and R-6 available for sale. The fund made classes B and 529-B available only by exchange from an equivalent class of shares of another fund in the American Funds family.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different

American Funds Corporate Bond Fund	13

arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

14	American Funds Corporate Bond Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance,

American Funds Corporate Bond Fund	15

to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are

16	American Funds Corporate Bond Fund

reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2016, all of the fund’s investments were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

American Funds Corporate Bond Fund	17

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign

18	American Funds Corporate Bond Fund

withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.”

American Funds Corporate Bond Fund	19

Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared.

20	American Funds Corporate Bond Fund

The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of interest rate swaps and credit default swaps as of, or for the six months ended, November 30, 2016 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Interest rate swaps	Interest	Net unrealized appreciation*	$10	Net unrealized depreciation*	$130
Credit default swaps	Credit	Net unrealized appreciation*	7	Net unrealized depreciation*	—
			$17		$130

		Net realized loss		Net unrealized appreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Interest rate swaps	Interest	Net realized loss on interest rate swaps	$(43)	Net unrealized appreciation on interest rate swaps	$81
Credit default swaps	Credit	Net realized loss on credit default swaps	—	Net unrealized appreciation on credit default swaps	7
			$(43)		$88

*	Includes cumulative appreciation/depreciation on interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of interest rate swaps and credit default swaps. For interest rate swaps and credit default swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

American Funds Corporate Bond Fund	21

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended November 30, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the fund commenced operations.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of May 31, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$229
Undistributed long-term capital gains	84

As of November 30, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$654
Gross unrealized depreciation on investment securities	(2,720)
Net unrealized depreciation on investment securities	(2,066)
Cost of investment securities	109,176

22	American Funds Corporate Bond Fund

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended November 30, 2016					Year ended May 31, 2016
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid or accrued		Ordinary income	Long-term capital gains	Total dividends and distributions paid or accrued
Class A	$829		$85	$914		$2,395	$35	$2,430
Class B*	—	†	—	—	†
Class C*	9		—	9
Class F-1*	2		—	2
Class F-2*	13		—	13
Class 529-A*	7		—	7
Class 529-B*	—	†	—	—	†
Class 529-C*	2		—	2
Class 529-E*	1		—	1
Class 529-F-1*	1		—	1
Class R-1*	—	†	—	—	†
Class R-2*	—	†	—	—	†
Class R-2E*	—	†	—	—	†
Class R-3*	—	†	—	—	†
Class R-4*	—	†	—	—	†
Class R-5E*	—	†	—	—	†
Class R-5*	—	†	—	—	†
Class R-6*	—	†	—	—	†
Total	$864		$85	$949		$2,395	$35	$2,430

*	This share class was offered beginning July 29, 2016.
†	Amount less than one thousand

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.460% of daily net assets. For the six months ended November 30, 2016, the investment advisory services fee was $173,000.

American Funds Corporate Bond Fund	23

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of November 30, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

24	American Funds Corporate Bond Fund

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. From June 1, 2016 to June 30, 2016, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. Effective July 1, 2016, the quarterly fee was amended to annual rates of 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds, 0.05% on such assets between $20 billion and $100 billion, and 0.03% on such assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended November 30, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$78		$11		$4		Not applicable
Class B*	—		—	†	Not applicable		Not applicable
Class C*	8		1		1		Not applicable
Class F-1*	—	†	—	†	—	†	Not applicable
Class F-2*	Not applicable		—	†	—	†	Not applicable
Class 529-A*	1		—	†	—	†	$1
Class 529-B*	—	†	—	†	—	†	—	†
Class 529-C*	2		—	†	—	†	—	†
Class 529-E*	—	†	—	†	—	†	—	†
Class 529-F-1*	—		—	†	—	†	—	†
Class R-1*	—		—	†	—	†	Not applicable
Class R-2*	—	†	—	†	—	†	Not applicable
Class R-2E*	—		—	†	—	†	Not applicable
Class R-3*	—	†	—	†	—	†	Not applicable
Class R-4*	—		—	†	—	†	Not applicable
Class R-5E*	Not applicable		—	†	—	†	Not applicable
Class R-5*	Not applicable		—	†	—	†	Not applicable
Class R-6*	Not applicable		—	†	—	†	Not applicable
Total class-specific expenses	$89		$12		$5		$1

*	This share class was offered beginning July 29, 2016.
†	Amount less than one thousand

American Funds Corporate Bond Fund	25

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

26	American Funds Corporate Bond Fund

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of
			dividends and
	Sales[1]		distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended November 30, 2016

Class A	$59,351	5,679	$164		16		$(12,868)	(1,252)	$46,647	4,443
Class B2	11	1	—	[3]	—	[3]	—	—	11	1
Class C2	4,755	454	8		1		(981)	(96)	3,782	359
Class F-1[2]	908	89	1		—	[3]	(7)	(1)	902	88
Class F-2[2]	3,704	353	13		1		(73)	(7)	3,644	347
Class 529-A2	2,723	260	7		1		(148)	(14)	2,582	247
Class 529-B2	12	1	—	[3]	—	[3]	— [3]	— [3]	12	1
Class 529-C2	1,007	96	2		—	[3]	(76)	(7)	933	89
Class 529-E2	219	21	1		—	[3]	—	—	220	21
Class 529-F-1[2]	188	18	1		—	[3]	—	—	189	18
Class R-1[2]	25	3	—		—		— [3]	— [3]	25	3
Class R-2[2]	39	4	—	[3]	—	[3]	—	—	39	4
Class R-2E2	25	2	—		—		—	—	25	2
Class R-3[2]	33	3	—	[3]	—	[3]	—	—	33	3
Class R-4[2]	25	2	—		—		—	—	25	2
Class R-5E2	25	2	—		—		—	—	25	2
Class R-5[2]	25	2	—		—		—	—	25	2
Class R-6[2]	31	3	—	[3]	—	[3]	— [3]	— [3]	31	3
Total net increase (decrease)	$73,106	6,993	$197		19		$(14,153)	(1,377)	$59,150	5,635

Year ended May 31, 2016
Class A	$250	24	$—	[3]	—	[3]	$—	—	$250	24

[1]	Includes exchanges between share classes of the fund.
[2]	This share class was offered beginning July 29, 2016.
[3]	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $94,622,000 and $39,275,000, respectively, during the six months ended November 30, 2016.

10. Ownership concentration

At November 30, 2016, CRMC held 47% of the fund’s outstanding shares. The ownership represents the seed money invested in the fund.

American Funds Corporate Bond Fund	27

Financial highlights

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 11/30/2016[4,5]	$10.27	$.11	$(.13)	$(.02)
Year ended 5/31/2016	10.20	.30	.26	.56
Year ended 5/31/2015	10.11	.26	.08	.34
Year ended 5/31/2014	9.85	.26	.25	.51
Period from 12/14/2012 to 5/31/2013[4,10]	10.00	.09	(.15)	(.06)
Class B:
Period from 7/29/2016 to 11/30/2016[4,5,11]	10.57	.07	(.46)	(.39)
Class C:
Period from 7/29/2016 to 11/30/2016[4,5,11]	10.57	.04	(.46)	(.42)
Class F-1:
Period from 7/29/2016 to 11/30/2016[4,5,11]	10.57	.06	(.46)	(.40)
Class F-2:
Period from 7/29/2016 to 11/30/2016[4,5,11]	10.57	.07	(.46)	(.39)
Class 529-A:
Period from 7/29/2016 to 11/30/2016[4,5,11]	10.57	.06	(.46)	(.40)

28	American Funds Corporate Bond Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.11)	$(.03)	$(.14)	$10.11	(.15)%[6,7]		$95,688	.78%[7,8]		.78%[7,8]		2.10%[7,8]
(.29)	(.20)	(.49)	10.27	5.71		51,584	.75		.53		2.97
(.25)	—	(.25)	10.20	3.44		51,010	.71		.53		2.52
(.25)	— [9]	(.25)	10.11	5.36		50,537	.69		.53		2.65
(.09)	—	(.09)	9.85	(.60	)6	49,245	.33	[6]	.24	[6]	.91	[6]

(.07)	—	(.07)	10.11	(3.68)[6,7]		10	.20	[6,7]	.20	[6,7]	.72	[6,7]

(.04)	—	(.04)	10.11	(4.00)[6]		3,630	.54	[6]	.54	[6]	.39	[6]

(.06)	—	(.06)	10.11	(3.76)[6]		884	.31	[6]	.31	[6]	.63	[6]

(.07)	—	(.07)	10.11	(3.69)[6]		3,510	.20	[6]	.20	[6]	.71	[6]

(.06)	—	(.06)	10.11	(3.80)[6]		2,492	.33	[6]	.33	[6]	.61	[6]

See page 33 for footnotes.

American Funds Corporate Bond Fund	29

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Period from 7/29/2016 to 11/30/2016[4,5,11]	$10.57	$.07	$(.46)	$(.39)
Class 529-C:
Period from 7/29/2016 to 11/30/2016[4,5,11]	10.57	.04	(.46)	(.42)
Class 529-E:
Period from 7/29/2016 to 11/30/2016[4,5,11]	10.57	.06	(.46)	(.40)
Class 529-F-1:
Period from 7/29/2016 to 11/30/2016[4,5,11]	10.57	.07	(.46)	(.39)
Class R-1:
Period from 7/29/2016 to 11/30/2016[4,5,11]	10.57	.07	(.46)	(.39)
Class R-2:
Period from 7/29/2016 to 11/30/2016[4,5,11]	10.57	.06	(.46)	(.40)

30	American Funds Corporate Bond Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.07)	$—	$(.07)	$10.11	(3.71)%[6,7]		$11	.23%[6,7]		.23%[6,7]		.69%[6,7]

(.04)	—	(.04)	10.11	(3.99	)6	901	.54	[6]	.54	[6]	.39	[6]

(.06)	—	(.06)	10.11	(3.81)[6,7]		212	.35	[6,7]	.35	[6,7]	.59	[6,7]

(.07)	—	(.07)	10.11	(3.71	)6	182	.23	[6]	.23	[6]	.70	[6]

(.07)	—	(.07)	10.11	(3.70)[6,7]		24	.22	[6,7]	.22	[6,7]	.70	[6,7]

(.06)	—	(.06)	10.11	(3.77)[6,7]		38	.28	[6,7]	.28	[6,7]	.64	[6,7]

See page 33 for footnotes.

American Funds Corporate Bond Fund	31

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Period from 7/29/2016 to 11/30/2016[4,5,11]	$10.57	$.07	$(.46)	$(.39)
Class R-3:
Period from 7/29/2016 to 11/30/2016[4,5,11]	10.57	.07	(.46)	(.39)
Class R-4:
Period from 7/29/2016 to 11/30/2016[4,5,11]	10.57	.07	(.46)	(.39)
Class R-5E:
Period from 7/29/2016 to 11/30/2016[4,5,11]	10.57	.07	(.46)	(.39)
Class R-5:
Period from 7/29/2016 to 11/30/2016[4,5,11]	10.57	.07	(.46)	(.39)
Class R-6:
Period from 7/29/2016 to 11/30/2016[4,5,11]	10.57	.07	(.46)	(.39)

	Six months ended
	November 30,	Year ended May 31			For the period
	2016[4,5,6]	2016	2015	2014	12/14/2012 to 5/31/2013[4,10]
Portfolio turnover rate for all share classes	104%	295%	204%	178%	65%

See Notes to Financial Statements

32	American Funds Corporate Bond Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.07)	$—	$(.07)	$10.11	(3.69)%[6,7]	$24	.22%[6,7]		.22%[6,7]		.71%[6,7]

(.07)	—	(.07)	10.11	(3.71)[6,7]	32	.24	[6,7]	.24	[6,7]	.69	[6,7]

(.07)	—	(.07)	10.11	(3.70)[6,7]	24	.22	[6,7]	.22	[6,7]	.71	[6,7]

(.07)	—	(.07)	10.11	(3.69)[6]	24	.22	[6]	.22	[6]	.71	[6]

(.07)	—	(.07)	10.11	(3.70)[6]	24	.22	[6]	.22	[6]	.71	[6]

(.07)	—	(.07)	10.11	(3.71)[6]	30	.23	[6]	.23	[6]	.70	[6]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Annualized.
[9]	Amount less than $.01.
[10]	For the period December 14, 2012, commencement of operations, through May 31, 2013.
[11]	This share class was offered beginning July 29, 2016.

American Funds Corporate Bond Fund	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual expenses:

The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	American Funds Corporate Bond Fund

	Beginning account value	Ending account value 11/30/2016	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$998.46	$3.91	.78%
Class A - assumed 5% return	1,000.00	1,021.16	3.95	.78
Class B - actual return†	1,000.00	997.49	2.04	.60
Class B - assumed 5% return†	1,000.00	1,022.06	3.04	.60
Class C - actual return†	1,000.00	994.18	5.45	1.61
Class C - assumed 5% return†	1,000.00	1,017.00	8.14	1.61
Class F-1 - actual return†	1,000.00	997.80	3.16	.93
Class F-1 - assumed 5% return†	1,000.00	1,020.41	4.71	.93
Class F-2 - actual return†	1,000.00	998.99	2.04	.60
Class F-2 - assumed 5% return†	1,000.00	1,022.06	3.04	.60
Class 529-A - actual return†	1,000.00	997.31	3.36	.99
Class 529-A - assumed 5% return†	1,000.00	1,020.10	5.01	.99
Class 529-B - actual return†	1,000.00	997.10	2.37	.70
Class 529-B - assumed 5% return†	1,000.00	1,021.56	3.55	.70
Class 529-C - actual return†	1,000.00	994.27	5.52	1.63
Class 529-C - assumed 5% return†	1,000.00	1,016.90	8.24	1.63
Class 529-E - actual return†	1,000.00	996.92	3.56	1.05
Class 529-E - assumed 5% return†	1,000.00	1,019.80	5.32	1.05
Class 529-F-1 - actual return†	1,000.00	998.70	2.31	.68
Class 529-F-1 - assumed 5% return†	1,000.00	1,021.66	3.45	.68
Class R-1 - actual return†	1,000.00	997.30	2.27	.67
Class R-1 - assumed 5% return†	1,000.00	1,021.71	3.40	.67
Class R-2 - actual return†	1,000.00	996.38	2.88	.85
Class R-2 - assumed 5% return†	1,000.00	1,020.81	4.31	.85
Class R-2E - actual return†	1,000.00	997.78	2.21	.65
Class R-2E - assumed 5% return†	1,000.00	1,021.81	3.29	.65
Class R-3 - actual return†	1,000.00	997.56	2.41	.71
Class R-3 - assumed 5% return†	1,000.00	1,021.51	3.60	.71
Class R-4 - actual return†	1,000.00	998.60	2.24	.66
Class R-4 - assumed 5% return†	1,000.00	1,021.76	3.35	.66
Class R-5E - actual return†	1,000.00	999.12	2.17	.64
Class R-5E - assumed 5% return†	1,000.00	1,021.86	3.24	.64
Class R-5 - actual return†	1,000.00	998.89	2.21	.65
Class R-5 - assumed 5% return†	1,000.00	1,021.81	3.29	.65
Class R-6 - actual return†	1,000.00	999.03	2.38	.70
Class R-6 - assumed 5% return†	1,000.00	1,021.56	3.55	.70

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on July 29, 2016. The “assumed 5% return” line is based on 183 days.

American Funds Corporate Bond Fund	35

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	American Funds Corporate Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete November 30, 2016, portfolio of American Funds Corporate Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Corporate Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Corporate Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Corporate Bond FundSM
Investment portfolio
November 30, 2016
unaudited
Bonds, notes & other debt instruments 94.92% Corporate bonds & notes 89.68% Health care 14.99%	Principal amount (000)	Value (000)
Abbott Laboratories 2.90% 2021	$1,235	$1,229
Abbott Laboratories 3.40% 2023	260	257
Abbott Laboratories 3.75% 2026	960	947
Abbott Laboratories 4.75% 2036	50	50
Abbott Laboratories 4.90% 2046	95	96
AbbVie Inc. 2.50% 2020	100	100
AbbVie Inc. 2.30% 2021	330	324
AbbVie Inc. 2.85% 2023	85	82
AbbVie Inc. 3.20% 2026	775	738
AbbVie Inc. 4.45% 2046	710	666
Aetna Inc. 2.40% 2021	25	25
Aetna Inc. 2.80% 2023	15	15
Aetna Inc. 3.20% 2026	235	230
Aetna Inc. 4.25% 2036	35	35
Allergan PLC 2.35% 2018	100	101
Allergan PLC 3.00% 2020	100	102
Allergan PLC 3.80% 2025	1,005	1,011
Allergan PLC 4.75% 2045	460	457
Amgen Inc. 1.85% 2021	370	356
Amgen Inc. 4.40% 2045	400	382
AstraZeneca PLC 1.75% 2018	100	100
AstraZeneca PLC 3.375% 2025	175	174
AstraZeneca PLC 4.375% 2045	100	99
Becton, Dickinson and Co. 2.675% 2019	381	388
Becton, Dickinson and Co. 4.685% 2044	100	102
Biogen Inc. 5.20% 2045	400	430
Boston Scientific Corp. 2.85% 2020	50	50
Boston Scientific Corp. 3.85% 2025	100	100
Celgene Corp. 3.875% 2025	128	130
Celgene Corp. 5.00% 2045	30	31
EMD Finance LLC 2.40% 2020[1]	50	50
EMD Finance LLC 2.95% 2022[1]	225	225
EMD Finance LLC 3.25% 2025[1]	125	123
Express Scripts Inc. 4.80% 2046	200	192
Gilead Sciences, Inc. 2.95% 2027	90	85
Gilead Sciences, Inc. 4.15% 2047	320	300
HCA Inc. 5.00% 2024	100	100
HCA Inc. 5.25% 2025	200	202
HCA Inc. 4.50% 2027	325	307
Johnson & Johnson 1.125% 2019	750	744
Medtronic, Inc. 4.625% 2045	150	158
Mylan Laboratories Inc. 3.15% 2021[1]	500	492
Roche Holdings, Inc. 3.35% 2024[1]	200	205
Roche Holdings, Inc. 2.375% 2027[1]	235	219
Shire PLC 2.40% 2021	1,150	1,113
Shire PLC 2.875% 2023	580	552
American Funds Corporate Bond Fund — Page 1 of 9

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Shire PLC 3.20% 2026	$330	$310
Teva Pharmaceutical Finance Company BV 2.20% 2021	625	601
Teva Pharmaceutical Finance Company BV 2.80% 2023	165	156
Teva Pharmaceutical Finance Company BV 3.15% 2026	425	394
Teva Pharmaceutical Finance Company BV 4.10% 2046	300	261
UnitedHealth Group Inc. 2.125% 2021	100	99
UnitedHealth Group Inc. 3.75% 2025	200	208
Zimmer Holdings, Inc. 2.00% 2018	100	100
Zimmer Holdings, Inc. 3.55% 2025	145	142
		16,145
Utilities 11.98%
AEP Transmission Company LLC 3.10% 2026[1]	100	99
American Electric Power Co., Inc. 2.75% 2026	200	188
CenterPoint Energy, Inc. 2.25% 2022	150	147
CMS Energy Corp. 5.05% 2022	205	226
CMS Energy Corp. 3.60% 2025	328	331
CMS Energy Corp. 3.00% 2026	700	670
CMS Energy Corp. 2.95% 2027	200	190
Colbun SA 6.00% 2020[1]	150	164
Comision Federal de Electricidad 4.75% 2027[1]	700	653
Commonwealth Edison Company 2.55% 2026	75	71
Dominion Resources, Inc. 4.104% 2021	170	178
Duke Energy Corp. 2.65% 2026	2,335	2,168
Duke Energy Corp. 3.75% 2046	200	178
EDP Finance BV 5.25% 2021[1]	200	211
Electricité de France SA 4.95% 2045[1]	544	546
Empresa Nacional de Electricidad SA 4.25% 2024	150	151
Enel Finance International SA 6.00% 2039[1]	250	279
Entergy Corp. 2.95% 2026	500	471
Exelon Corp. 3.95% 2025	1,000	1,026
Exelon Corp. 4.45% 2046	350	340
FirstEnergy Corp. 7.375% 2031	50	63
FirstEnergy Corp., Series B, 4.25% 2023	150	156
Iberdrola Finance Ireland 5.00% 2019[1]	150	160
Mississippi Power Co. 4.25% 2042	250	216
New York State Electric & Gas Corp. 3.25% 2026[1]	100	100
NextEra Energy, Inc. 1.649% 2018	500	499
Niagara Mohawk Power Corp. 3.508% 2024[1]	150	152
Public Service Enterprise Group Inc. 1.60% 2019	515	508
Public Service Enterprise Group Inc. 2.00% 2021	475	461
Puget Energy, Inc. 6.50% 2020	101	114
Puget Energy, Inc. 5.625% 2022	150	167
Puget Energy, Inc. 3.65% 2025	275	272
Southern Co. 2.35% 2021	425	418
Teco Finance, Inc. 5.15% 2020	515	554
Virginia Electric and Power Co. 2.95% 2026	245	239
Xcel Energy Inc. 2.60% 2022	175	175
Xcel Energy Inc. 3.35% 2026	370	370
		12,911
American Funds Corporate Bond Fund — Page 2 of 9

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials 11.95%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$50	$50
ACE INA Holdings Inc. 2.875% 2022	15	15
ACE INA Holdings Inc. 3.35% 2026	50	50
ACE INA Holdings Inc. 4.35% 2045	20	21
Bank of America Corp. 2.625% 2020	375	375
Bank of America Corp. 3.248% 2027	1,102	1,055
Berkshire Hathaway Finance Corp. 1.15% 2018	180	179
Berkshire Hathaway Inc. 2.20% 2021	40	40
BPCE SA group 2.75% 2021	450	449
BPCE SA group 4.50% 2025[1]	200	193
Capital One Financial Corp. 1.85% 2019	350	346
Citigroup Inc. 3.20% 2026	1,367	1,307
Credit Suisse Group AG 3.80% 2023	250	245
Credit Suisse Group AG 4.55% 2026	500	508
Danske Bank AS 2.00% 2021[1]	205	200
Goldman Sachs Group, Inc. 2.241% 2021[2]	625	628
Goldman Sachs Group, Inc. 3.75% 2025	188	190
Goldman Sachs Group, Inc. 3.50% 2026	640	627
HSBC Holdings PLC 2.65% 2022	900	876
Intesa Sanpaolo SpA 5.017% 2024[1]	430	383
JPMorgan Chase & Co. 2.95% 2026	200	191
MetLife Global Funding I 2.00% 2020[1]	150	148
MetLife Global Funding I 2.50% 2020[1]	150	150
MetLife Global Funding I 1.95% 2021[1]	600	585
Morgan Stanley 2.625% 2021	1,125	1,113
New York Life Global Funding 1.50% 2019[1]	60	59
New York Life Global Funding 1.70% 2021[1]	450	435
New York Life Global Funding 2.00% 2021[1]	500	492
QBE Insurance Group Ltd. 2.40% 2018[1]	250	251
Rabobank Nederland 4.375% 2025	250	255
Toronto-Dominion Bank 1.45% 2018	475	473
Wells Fargo & Co. 1.11% 2017[2]	200	200
Wells Fargo & Co. 3.00% 2026	825	788
		12,877
Consumer discretionary 11.44%
Amazon.com, Inc. 4.95% 2044	275	304
American Honda Finance Corp. 1.20% 2019	350	344
American Honda Finance Corp. 1.70% 2021	500	483
American Honda Finance Corp. 2.30% 2026	20	19
Bayerische Motoren Werke AG 1.85% 2021[1]	800	774
Bayerische Motoren Werke AG 2.00% 2021[1]	500	490
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[1]	200	204
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[1]	750	783
Comcast Corp. 4.75% 2044	150	158
Daimler Finance NA LLC 2.70% 2020[1]	250	252
DaimlerChrysler North America Holding Corp. 1.50% 2019[1]	300	295
DaimlerChrysler North America Holding Corp. 2.25% 2020[1]	225	224
DaimlerChrysler North America Holding Corp. 2.00% 2021[1]	350	340
DaimlerChrysler North America Holding Corp. 2.20% 2021[1]	280	274
Ford Motor Credit Co. 3.20% 2021	850	849
Ford Motor Credit Co. 4.134% 2025	200	198
General Motors Co. 6.60% 2036	45	51
General Motors Co. 6.75% 2046	105	121
American Funds Corporate Bond Fund — Page 3 of 9

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 3.70% 2023	$250	$246
General Motors Financial Co. 4.30% 2025	200	197
General Motors Financial Co. 4.00% 2026	625	596
Home Depot, Inc. 2.125% 2026	100	92
Home Depot, Inc. 4.25% 2046	275	283
Marriott International, Inc., Series I, 6.375% 2017	80	82
McDonald’s Corp. 3.70% 2026	125	127
McDonald’s Corp. 4.70% 2035	100	104
McDonald’s Corp. 4.875% 2045	500	530
NBC Universal Enterprise, Inc. 5.25% 2049[1]	475	499
Newell Rubbermaid Inc. 2.60% 2019	50	51
Newell Rubbermaid Inc. 3.15% 2021	230	234
Newell Rubbermaid Inc. 3.85% 2023	120	124
Newell Rubbermaid Inc. 4.20% 2026	240	250
Newell Rubbermaid Inc. 5.50% 2046	525	592
Starbucks Corp. 2.10% 2021	425	423
Starbucks Corp. 2.70% 2022	25	25
Thomson Reuters Corp. 1.30% 2017	150	150
Time Warner Inc. 3.80% 2027	355	354
Toyota Motor Credit Corp. 2.25% 2023	395	380
Under Armour, Inc. 3.25% 2026	195	184
Walt Disney Co. 0.875% 2019	650	638
		12,324
Energy 10.81%
Anadarko Petroleum Corp. 4.85% 2021	45	48
Anadarko Petroleum Corp. 5.55% 2026	50	55
Anadarko Petroleum Corp. 6.60% 2046	45	53
Chevron Corp. 2.10% 2021	800	791
Chevron Corp. 2.954% 2026	1,175	1,153
ConocoPhillips 4.20% 2021	70	74
ConocoPhillips 4.95% 2026	655	713
ConocoPhillips 5.95% 2046	25	30
Devon Energy Corp. 5.00% 2045	45	42
Diamond Offshore Drilling, Inc. 4.875% 2043	305	213
Ecopetrol SA 5.875% 2023	30	31
Enbridge Energy Partners, LP 4.375% 2020	60	63
Enbridge Energy Partners, LP 5.875% 2025	25	28
Enbridge Energy Partners, LP 7.375% 2045	665	811
Enbridge Inc. 4.00% 2023	255	256
Enbridge Inc. 4.25% 2026	190	191
Enbridge Inc. 5.50% 2046	355	363
Energy Transfer Partners, LP 6.125% 2045	215	217
EnLink Midstream Partners, LP 2.70% 2019	60	60
EnLink Midstream Partners, LP 4.85% 2026	80	79
Enterprise Products Operating LLC 3.70% 2026	10	10
Enterprise Products Operating LLC 3.95% 2027	60	60
Exxon Mobil Corp. 2.222% 2021	625	623
Halliburton Co. 3.80% 2025	385	387
Halliburton Co. 5.00% 2045	560	574
Kinder Morgan Energy Partners, LP 5.40% 2044	25	24
Kinder Morgan Finance Co. 5.05% 2046	360	330
Kinder Morgan, Inc. 5.55% 2045	325	325
Noble Corp. PLC 7.20% 2025	125	99
American Funds Corporate Bond Fund — Page 4 of 9

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.875% 2026[1]	$115	$119
Petróleos Mexicanos 5.50% 2044	16	12
Petróleos Mexicanos 5.625% 2046	210	164
Petróleos Mexicanos 6.75% 2047[1]	690	607
Phillips 66 Partners LP 3.55% 2026	10	10
Phillips 66 Partners LP 4.90% 2046	10	9
Royal Dutch Shell PLC 1.75% 2021	225	218
Royal Dutch Shell PLC 2.50% 2026	125	116
Royal Dutch Shell PLC 3.75% 2046	165	148
Schlumberger BV 3.625% 2022[1]	465	482
Schlumberger BV 4.00% 2025[1]	180	187
Shell International Finance BV 1.875% 2021	275	268
Shell International Finance BV 2.875% 2026	55	53
Shell International Finance BV 4.00% 2046	300	278
Spectra Energy Partners, LP 3.375% 2026	30	28
Western Gas Partners LP 4.65% 2026	40	41
Williams Partners LP 3.60% 2022	175	173
Williams Partners LP 4.00% 2025	920	888
Williams Partners LP 5.40% 2044	135	125
Williams Partners LP 5.10% 2045	21	19
		11,648
Consumer staples 9.96%
Altria Group, Inc. 2.625% 2026	20	19
Altria Group, Inc. 3.875% 2046	790	730
Anheuser-Busch InBev NV 2.65% 2021	75	75
Anheuser-Busch InBev NV 3.65% 2026	1,350	1,359
Anheuser-Busch InBev NV 4.90% 2046	75	80
Coca-Cola Co. 1.375% 2019	525	522
Coca-Cola Co. 1.55% 2021	475	461
Colgate-Palmolive Co. 2.95% 2020	90	93
Colgate-Palmolive Co. 2.30% 2022	1,000	995
Kraft Heinz Co. 4.375% 2046	300	285
Molson Coors Brewing Co. 1.45% 2019	15	15
Molson Coors Brewing Co. 2.10% 2021	10	10
Molson Coors Brewing Co. 3.00% 2026	50	47
Molson Coors Brewing Co. 4.20% 2046	35	32
Mondelez International, Inc. 1.625% 2019[1]	200	197
PepsiCo, Inc. 1.35% 2019	575	569
PepsiCo, Inc. 1.70% 2021	50	49
PepsiCo, Inc. 2.375% 2026	60	57
PepsiCo, Inc. 3.45% 2046	290	259
Philip Morris International Inc. 3.875% 2042	150	139
Philip Morris International Inc. 4.25% 2044	350	345
Procter & Gamble Co. 1.90% 2019	350	353
Procter & Gamble Co. 1.70% 2021	1,150	1,130
Procter & Gamble Co. 2.45% 2026	85	81
Reynolds American Inc. 4.45% 2025	325	344
Reynolds American Inc. 5.85% 2045	325	385
Unilever Capital Corp. 2.20% 2019	650	657
Unilever Capital Corp. 1.375% 2021	125	120
Walgreens Boots Alliance, Inc. 2.60% 2021	230	229
Walgreens Boots Alliance, Inc. 3.10% 2023	10	10
Walgreens Boots Alliance, Inc. 3.45% 2026	275	270
American Funds Corporate Bond Fund — Page 5 of 9

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Walgreens Boots Alliance, Inc. 4.65% 2046	$20	$20
WM. Wrigley Jr. Co 2.90% 2019[1]	300	306
WM. Wrigley Jr. Co 3.375% 2020[1]	475	489
		10,732
Real estate 5.44%
American Campus Communities, Inc. 3.35% 2020	260	265
American Campus Communities, Inc. 3.75% 2023	50	51
American Campus Communities, Inc. 4.125% 2024	200	205
Boston Properties, Inc. 3.65% 2026	425	423
Corporate Office Properties LP 3.60% 2023	50	48
Corporate Office Properties LP 5.00% 2025	30	31
Crown Castle International Corp. 2.25% 2021	425	411
DCT Industrial Trust Inc. 4.50% 2023	60	61
Developers Diversified Realty Corp. 7.50% 2017	200	204
Developers Diversified Realty Corp. 7.875% 2020	150	175
EPR Properties 4.50% 2025	80	78
ERP Operating LP 2.85% 2026	400	378
Essex Portfolio L.P. 3.50% 2025	70	69
Hospitality Properties Trust 6.70% 2018	400	412
Host Hotels & Resorts LP 4.50% 2026	40	40
Kimco Realty Corp. 3.40% 2022	40	41
Kimco Realty Corp. 2.70% 2024	800	766
Prologis, Inc. 3.35% 2021	41	42
Scentre Group 2.375% 2021[1]	130	128
Scentre Group 3.50% 2025[1]	450	446
Simon Property Group, LP 2.35% 2022	215	212
Simon Property Group, LP 3.25% 2026	475	467
UDR, Inc. 2.95% 2026	200	189
WEA Finance LLC 3.25% 2020[1]	390	397
WEA Finance LLC 3.75% 2024[1]	200	203
Weingarten Realty Investors 3.25% 2026	125	118
		5,860
Industrials 5.18%
3M Co. 1.625% 2021	40	39
3M Co. 2.25% 2026	80	75
3M Co. 3.125% 2046	25	22
Boeing Company 0.95% 2018	150	149
Burlington Northern Santa Fe LLC 3.45% 2021	70	73
Canadian National Railway Co. 3.20% 2046	35	31
Caterpillar Inc. 1.70% 2021	300	289
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	32	32
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	74	79
Deere & Co. 2.55% 2021	500	503
ERAC USA Finance Co. 2.60% 2021[1]	250	247
ERAC USA Finance Co. 2.70% 2023[1]	275	264
Honeywell International Inc. 1.85% 2021	965	940
Honeywell International Inc. 2.50% 2026	100	94
Lockheed Martin Corp. 1.85% 2018	15	15
Lockheed Martin Corp. 2.50% 2020	458	461
Lockheed Martin Corp. 3.10% 2023	10	10
Lockheed Martin Corp. 3.55% 2026	40	41
Lockheed Martin Corp. 4.50% 2036	10	11
American Funds Corporate Bond Fund — Page 6 of 9

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Lockheed Martin Corp. 4.70% 2046	$50	$54
Norfolk Southern Corp. 3.25% 2021	255	263
PACCAR Inc. 1.65% 2021	150	145
Siemens AG 1.30% 2019[1]	500	492
Siemens AG 2.00% 2023[1]	250	235
United Technologies Corp. 1.95% 2021	625	613
United Technologies Corp. 2.65% 2026	425	408
		5,585
Information technology 3.76%
Analog Devices, Inc. 2.50% 2021	25	25
Analog Devices, Inc. 3.125% 2023	40	40
Analog Devices, Inc. 3.50% 2026	35	35
Analog Devices, Inc. 4.50% 2036	5	5
Apple Inc. 2.45% 2026	75	70
Apple Inc. 3.85% 2046	350	328
Cisco Systems, Inc. 1.85% 2021	550	536
Harris Corp. 5.054% 2045	50	52
Microsoft Corp. 1.55% 2021	300	291
Microsoft Corp. 2.40% 2026	250	237
Microsoft Corp. 3.70% 2046	800	742
Oracle Corp. 1.90% 2021	1,175	1,148
Oracle Corp. 2.65% 2026	350	333
Oracle Corp. 4.00% 2046	225	214
		4,056
Materials 2.18%
Air Liquide SA 1.75% 2021[1]	215	208
Glencore Funding LLC 4.00% 2025[1]	250	241
Glencore Xstrata LLC 4.625% 2024[1]	300	302
Vale Overseas Ltd. 5.875% 2021	985	1,035
Vale Overseas Ltd. 4.375% 2022	140	139
Xstrata Canada Financial Corp. 4.95% 2021[1]	400	419
		2,344
Telecommunication services 1.99%
AT&T Inc. 4.35% 2045	130	114
AT&T Inc. 4.50% 2048[1]	305	273
Deutsche Telekom International Finance BV 1.95% 2021[1]	250	241
France Télécom 9.00% 2031	210	316
Verizon Communications Inc. 1.234% 2017[2]	200	200
Verizon Communications Inc. 1.375% 2019	100	98
Verizon Communications Inc. 1.75% 2021	50	48
Verizon Communications Inc. 3.85% 2042	366	316
Verizon Communications Inc. 4.125% 2046	600	538
		2,144
Total corporate bonds & notes		96,626
U.S. Treasury bonds & notes 2.74% U.S. Treasury inflation-protected securities 1.68%
U.S. Treasury Inflation-Protected Security 0.625% 2026[4,5]	1,778	1,805
American Funds Corporate Bond Fund — Page 7 of 9

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury 1.06%	Principal amount (000)	Value (000)
U.S. Treasury 1.75% 2021	$95	$94
U.S. Treasury 2.00% 2026	182	176
U.S. Treasury 2.25% 2046	1,035	873
		1,143
Total U.S. Treasury bonds & notes		2,948
Bonds & notes of governments & government agencies outside the U.S. 1.25%
Saudi Arabia (Kingdom of) 3.25% 2026[1]	950	900
Trinidad & Tobago (Republic of) 4.50% 2026[1]	200	194
United Mexican States 4.35% 2047	300	250
		1,344
Asset-backed obligations 1.04%
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[1,3]	350	351
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-2A, Class A, 2.95% 2022[1,3]	350	349
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[1,3]	331	316
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[1,3]	100	100
		1,116
Municipals 0.21%
State of Florida, State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	225	227
Total bonds, notes & other debt instruments (cost: $104,253,000)		102,261
Short-term securities 4.50%
Estée Lauder Companies Inc. 0.55% due 12/29/2016[1]	500	500
General Electric Co. 0.36% due 12/1/2016	1,650	1,650
Qualcomm Inc. 0.49% due 12/21/2016[1]	2,700	2,699
Total short-term securities (cost: $4,849,000)		4,849
Total investment securities 99.42% (cost: $109,102,000)		107,110
Other assets less liabilities 0.58%		630
Net assets 100.00%		$107,740
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $6,625,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 11/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.3555%	6/3/2021	$3,000	$(52)
Pay	LCH	3-month USD-LIBOR	2.7945	4/10/2024	1,500	(78)
Pay	LCH	3-month USD-LIBOR	2.396	1/19/2046	500	10
						$(120)
American Funds Corporate Bond Fund — Page 8 of 9

unaudited
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average month-end notional amount of credit default swaps while held was $5,000,000.
Centrally cleared credit default swaps on credit indices — sell protection
Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums received (000)	Unrealized appreciation at 11/30/2016 (000)
CDX.NA.IG.26	ICE	1.00%	6/20/2021	$5,000	$75	$68	$7

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $22,601,000, which represented 20.98% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $205,000, which represented .19% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations
Fin. = Finance
ICE = Intercontinental Exchange, Inc.
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
Rev. = Revenue
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-032-0117O-S58006	American Funds Corporate Bond Fund — Page 9 of 9

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS CORPORATE BOND FUND

By /s/ David S. Lee
David S. Lee, President and Principal Executive Officer

Date: January 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David S. Lee
David S. Lee, President and Principal Executive Officer

Date: January 31, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 31, 2017